Investment Objectives and Goals - American Century ETF Trust	Jan. 01, 2026
American Century Core Plus Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Core Plus Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide a high level of current income and total return.
American Century Ultrashort Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Ultrashort Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks long-term capital appreciation.